Tax (Tables)	12 Months Ended
Dec. 31, 2018
Tax
Schedule of current and deferred tax expense

	2018	2017	2016
	£m	£m	£m
Current tax:
Charge for the year	(1,025)	(925)	(1,067)
Over provision in respect of prior years	125	227	186
	(900)	(698)	(881)
Deferred tax:
(Charge)/credit for the year	(280)	108	246
Increase/(reduction) in the carrying value of deferred tax assets	7	(30)	(317)
Under provision in respect of prior years	(35)	(111)	(155)
Tax charge for the year	(1,208)	(731)	(1,107)

Schedule of reconciliation of actual tax charge from the expected tax (charge)/credit

	2018	2017	2016
	£m	£m	£m
Expected tax (charge)/credit	(638)	(431)	816
Losses and temporary differences in year where no deferred tax asset recognised	(55)	(303)	(742)
Foreign profits taxed at other rates	(8)	104	340
UK tax rate change impact (1)	—	(7)	6
Items not allowed for tax:
- losses on disposals and write-downs	(44)	(69)	(45)
- UK bank levy	(38)	(45)	(41)
- regulatory and legal actions	(203)	(56)	(952)
- other disallowable items	(63)	(110)	(141)
Non-taxable items	47	134	136
Taxable foreign exchange movements	(27)	27	(57)
Losses brought forward and utilised	14	11	10
Increase/(reduction) in carrying value of deferred tax asset in respect of:
- UK losses	7	(30)	(317)
Banking surcharge	(357)	(165)	(210)
Adjustments in respect of prior years (2)	90	116	31
Tax credit on paid-in equity	67	93	59
Actual tax charge	(1,208)	(731)	(1,107)

Notes:

(1)	In recent years, the UK government has steadily reduced the rate of UK corporation tax, with the latest enacted rates standing at 19% from 1 April 2017 and 17% from 1 April 2020.
(2)

Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities. Current taxation balances include provisions in respect of uncertain tax positions, in particular in relation to restructuring and other costs where the taxation treatment remains subject to agreement with the relevant tax authorities.

Schedule of deferred tax asset and liability

	2018	2017
	£m	£m
Deferred tax asset	(1,412)	(1,740)
Deferred tax liability	454	583
Net deferred tax asset	(958)	(1,157)

Schedule of net deferred tax asset

					Tax
		Accelerated			losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2017	(662)	361	(322)	395	(1,050)	137	(1,141)
Acquisitions and disposals of subsidiaries	—	(29)	—	—	—	—	(29)
Charge/(credit) to income statement	3	(126)	55	46	121	(66)	33
Charge/(credit) to other comprehensive income	266	—	—	(243)	—	(19)	4
Currency translation and other adjustments	—	(14)	1	—	(10)	(1)	(24)
At 1 January 2018	(393)	192	(266)	198	(939)	51	(1,157)
Implementation of IFRS9 on 1 January 2018	—	—	—	16	—	—	16
(Credit)/charge to income statement	(40)	22	121	154	5	46	308
(Credit)/charge to other comprehensive income	(95)	1	—	(23)	—	33	(84)
Currency translation and other adjustments	—	5	(14)	4	(2)	(34)	(41)
At 31 December 2018	(528)	220	(159)	349	(936)	96	(958)

Schedule of recognised deferred tax assets in respect of tax losses

	2018	2017
	£m	£m
UK tax losses carried forward
- NatWest Markets Plc	151	125
- National Westminster Bank Plc	505	541
- Ulster Bank Limited	19	14
Total	675	680

Overseas tax losses carried forward
- Ulster Bank Ireland DAC	261	259
	936	939